SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Liabilities and Equity Instruments Issued by the Company (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 08, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Exercise of put option		6.00%
Put option consideration		$ 5,166
Other current financial liabilities		59,316	$ 63,059
Other non-current financial liabilities		82,222	61,226
Other financial liabilities related to business combinations
Disclosure of financial liabilities [line items]
Other current financial liabilities		50,889	61,561
Other non-current financial liabilities		73,802	45,803
Walmeric Soluciones, S.L.
Disclosure of financial liabilities [line items]
Proportion of ownership interests held by non-controlling interests	20.00%
Walmeric Soluciones, S.L. | Other financial liabilities related to business combinations
Disclosure of financial liabilities [line items]
Other current financial liabilities		3,871
Other non-current financial liabilities		$ 5,515	$ 15,423